Interest and Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Nonoperating Income (Expense) [Abstract]
Interest expense	$ 36.0	$ 35.9	$ 37.1
Interest income	(2.5)	(4.4)	(3.7)
Foreign exchange (gain) loss	(4.7)	(2.2)	2.3
Miscellaneous (income) expense, net	(0.6)	9.0	0.7
Interest and other expenses	$ 28.2	$ 38.3	$ 36.4